Thrivent Small Cap Growth Portfolio Investment Risks - Thrivent Small Cap Growth Portfolio	Dec. 31, 2025
Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Investment Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Portfolio Turnover Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Rate Risk. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Technology Oriented Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may be vulnerable to changes in government regulation or scrutiny and have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency.